Financial Derivative Contracts and Hedge Accounting - Schedule of the Hedged Items and the Hedging Instrument at Fair Value (Detail) - Fair Value Hedges [Member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Notional value	$ 3,205,105	$ 2,999,007
Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	187,578
Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,017,527	2,734,781
Foreign currency swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		264,226
Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	709,588	744,198
Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	796,006	242,307
Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,699,511	2,012,502
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	907,302	449,993
1 year [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	187,578
1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	719,724	449,993
1 year [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,232	12,978
1 year [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	666,388
1 year [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	239,682	437,015
1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	264,036	552,998
1 - 3 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	264,036	288,772
1 - 3 years [member] | Foreign currency swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		264,226
1 - 3 years [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	156,772	7,704
1 - 3 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	52,132	57,003
1 - 3 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	55,132	488,291
3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	391,157	482,334
3 to 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	391,157	482,334
3 to 6 years [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	261,860	402,977
3 to 6 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,297	1,629
3 to 6 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	94,000	77,728
Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,642,610	1,513,682
Over 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,642,610	1,513,682
Over 6 years [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	289,724	320,539
Over 6 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	42,189	183,675
Over 6 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 1,310,697	$ 1,009,468